Non-Controlling Interest	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Non-Controlling Interest [Line Items]
Non-Controlling Interest

Note 18 — Non-Controlling Interest

For entities that are consolidated, but not 100% owned, a portion of the net income or loss and corresponding equity is allocated to owners other than the Company. The aggregate of the net income or loss and corresponding equity that is not owned by the Company is included in non-controlling interests in the condensed consolidated financial statements.

Non-controlling interests are presented outside as a separate component of stockholders’ equity on the Company’s condensed consolidated balance sheets. The primary components of non-controlling interests are separately presented in the Company’s condensed consolidated statements of changes in stockholders’ equity to clearly distinguish the interest in the Company and other ownership interests in the consolidated entities. Net income or loss includes the net income or loss attributable to the holders of non-controlling interests on the Company’s condensed consolidated statements of operations. Net income or loss is allocated to non-controlling interests in proportion to their relative ownership interests.

Levo Series B Redeemable Preferred Stock

Levo is authorized to issue 1,000,000 shares of Series B Preferred Stock at no par value.

The Series B Preferred Stock (a) pays a dividend, when, as and if declared by Levo’s Board of Directors, of 8.0% per annum of the stated value per share, payable quarterly in arrears, (b) has an initial stated value of $1,000 per share, and dividends are paid in cash. Levo accrues for undeclared and unpaid dividends as they are payable in accordance with the terms of the Certificate of Designations filed with the Secretary of State of the State of Delaware. At September 30, 2023, Levo had accumulated unpaid accrued preferred dividends of $538,668, included in accrued liabilities, on 3,138 issued and outstanding shares of Series B Preferred Stock. Series B Preferred Stock is not a participating or convertible securities. Series B Preferred Stock is not currently redeemable but it could be redeemable with the passage of time at the election of Levo or the preferred shareholders or upon the occurrence of a trigger event as defined in the preferred stock agreement. Since the redeemable preferred stock may be redeemed by the preferred shareholders or upon the occurrence of a trigger event that is not solely within the control of Levo, but is not mandatorily redeemable; therefore, based on its characteristics, Levo has classified the Series B Preferred Stock as mezzanine equity.

At September 30, 2023, Series B Preferred Stock consisted of the following:

Shares Authorized	Shares Issued and Outstanding	Stated Value per Share	Initial Carrying Value	Cumulative Unpaid Accrued Preferred Dividends	Liquidation Preference
1,000,000	3,138	$1,000	$3,138,000	$538,668	$3,676,668

The Company has determined that the redemption features embedded in the non-controlling redeemable preferred stock is required to be accounted for separately from the redeemable preferred stock as a derivative liability. See Note 5 for detail disclosure of the derivative liability.

The redeemable preferred stock has been initially recognized at fair value of $3,138,000, the proceeds on the date of issuance. This amount has been further reduced by $497,606, the fair value of the embedded derivative liability at date of issuance, resulting in an adjusted initial value of $2,640,394. Levo is accreting the difference between the adjusted carrying initial value and the redemption price value over the seven-year period from date of issuance of August 4, 2021 through July 4, 2028 (the date at which the preferred shareholders have the unconditional right to redeem the shares, deemed to be the earliest likely redemption date) using the effective interest method. The accretion to the carrying value of the redeemable preferred stock is treated as a deemed dividend, recorded as a charge to retained earnings of Levo. During the nine months ended September 30, 2023, Levo accreted $484,398 resulting in the carrying value of the redeemable preferred stock of $4,032,163.

The following table summarizes Levo non-controlling interests presented as a separate component of stockholders’ equity on the Company’s condensed consolidated balance sheet at September 30, 2023:

	September 30, 2023	December 31, 2022
Beginning Balance	$(3,950,186)	(2,501,633)
Net income (loss) attributable to non-controlling interests	$23,039	(538,841)
Less: dividends paid to non-controlling interests	212,062	263,846
Less: Preferred share accretion adjustment	484,398	645,866
Non-controlling interests	$(4,623,607)	$(3,950,186)

The following table summarizes Levo non-controlling interests presented as a separate component of the Company’s condensed consolidated statements of operations as of September 30, 2023:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Net income (loss) attributable to non-controlling interests	$8,285	$(168,985)	$23,039	$(459,863)

Redeemable Non-controlling Interest Reconciliation — Mezzanine Equity

	September 30, 2023	December 31, 2022
Beginning balance	$3,547,765	$2,901,899
Preferred share Accretion adjustment	484,398	645,866
Ending balance	$4,032,163	$3,547,765

Profits Interests Units (Class D Incentive Units)

In April 2022, Levo issued Class D Incentive Units to certain key employees in the form of profits interests within the meaning of the Internal Revenue Service (“Profits Interests”). Any future distributions under the Profits Interests will only occur once distributions made to all other member units exceed a threshold amount. The Company performed an analysis of the key features of the Profits Interests to determine whether the nature of the Profits Interests are (a) an equity award which should be accounted for under ASC 718, Compensation — Stock Compensation or (b) a bonus arrangement which should be accounted for under ASC 710, Compensation — General. Based on the features of the Profits Interests, the awards are considered stock compensation to be accounted for as equity. Accordingly, compensation expense for the Profits Interests will be recognized over the vesting period of the awards.

Subject to the grantee not incurring a termination prior to the applicable vesting date, the Incentive Units will vest as follows: (i) 80% of the Incentive Units will vest in equal 25.0% installments on each of the first four (4) anniversaries of the grant date (such that 80% of the total number of Incentive Units issued to the grantee hereunder will be vested on the fourth anniversary of the Grant Date) and (ii) the remaining 20% of the Incentive Units will vest upon a Change of Control. Therefore, the expenses recorded will only reflect the 80% vesting portion.

During the three and nine months ended September 30, 2023, the Company recorded compensation expenses, included in selling, general, and administrative, under the Profits Interests of $31,226 and $95,908, respectively. During the three and nine months ended September 30, 2022, the Company recorded compensation expenses, included in selling, general, and administrative, under the Profits Interests of $152,315 and $293,165, respectively.

The Company uses the Monte Carlo Simulation model to estimate the fair value of Class D Incentive Units. Fair value is estimated at the date of grant for employee and nonemployee options. The following assumptions were used in the Monte Carlo Simulation model to calculate the fair value of Class D Incentive Units outstanding as of September 30, 2023.

Class D Units
Expected life of Class D Incentive Units (in years)(1)	5.5
Risk-free interest rate(2)	3.02%
Volatility(3)	69.50%

(1)      The expected life of options is the average of the contractual term of the Class D Incentive Units and the vesting period.

(2)      The risk-free interest rate is based on the yields on U.S. Treasury debt securities with maturities approximating the estimated life of the options.

(3)      Volatility is estimated by management. As the Company has been a private company for most of its existence, there is not enough historical volatility data related to the Company’s Common stock as a public entity. Therefore, this estimate is based on the average volatility of certain public company peers within the Company’s industry.

A summary of the status of the Company’s Class D Incentive Units as of December 31, 2022, and changes during the nine months ended September 30, 2023, is presented below:

	Shares	Weighted- Average Grant Date Fair Value ($)
Nonvested at December 31, 2022	250,000	13.28
Granted	—	—
Vested	—	—
Cancelled(1)	200,000	12.49
Nonvested and Outstanding at September 30, 2023	50,000	12.49

(1)      Cancelled units represents unvested units granted to cliff vest on the grant anniversary date. However, the employees were terminated before the grant date anniversary. As a result, the previously recognized expenses of $421,371 was reversed.

As of September 30, 2023, there was $314,607 of total unrecognized compensation cost related to nonvested Class D Incentive Units. The Company expects to recognize this compensation cost over a remaining weighted-average period of approximately 2.25 years.

Note 18 — Non-Controlling Interest

For entities that are consolidated, but not 100% owned, a portion of the net income or loss and corresponding equity is allocated to owners other than the Company. The aggregate of the net income or loss and corresponding equity that is not owned by the Company is included in non-controlling interests in the consolidated financial statements.

Non-controlling interests are presented outside as a separate component of stockholders’ equity on the Company’s consolidated Balance Sheets. The primary components of non-controlling interests are separately presented in the Company’s consolidated statements of changes in stockholders’ equity to clearly distinguish the interest in the Company and other ownership interests in the consolidated entities. Net income or loss includes the net income or loss attributable to the holders of non-controlling interests on the Company’s consolidated statements of operations. Net income or loss is allocated to non-controlling interests in proportion to their relative ownership interests.

Levo Series B Redeemable Preferred Stock

Levo is authorized to issue 1,000,000 shares of series B preferred stock at no par value.

The Series B Preferred Stock (a) pays a dividend, when, as and if declared by Levo’s Board of Directors, of 8.0% per annum of the stated value per share, payable quarterly in arrears, (b) has an initial stated value of $1,000 per share, and dividends are paid in cash. Levo accrues for undeclared and unpaid dividends as they are payable in accordance with the terms of the Certificate of Designations filed with the Secretary of State of the State of Delaware. At December 31, 2022, Levo had cumulative unpaid accrued preferred dividends of $326,606 on 3,138 issued and outstanding shares of Series B Preferred Stock. Series B Preferred Stock is not a participating or convertible securities. Series B Preferred Stock is not currently redeemable but it could be redeemable with the passage of time at the election of Levo or the preferred shareholders or upon the occurrence of a trigger event as defined in the preferred stock agreement. Since the redeemable preferred stock may be redeemed by the preferred shareholders or upon the occurrence of a trigger event that is not solely within the control of Levo, but is not mandatorily redeemable; therefore, based on its characteristics, Levo has classified the Series B Preferred Stock as mezzanine equity.

At December 31, 2022, Series B Preferred Stock consisted of the following:

Shares Authorized	Shares Issued and Outstanding	Stated Value per Share	Initial Carrying Value	Accrued Preferred Dividends	Liquidation Preference
1,000,000	3,138	$1,000	$3,138,000	$326,606	$3,464,606

The Company has determined that the redemption features embedded in the non-controlling redeemable preferred stock is required to be accounted for separately from the redeemable preferred stock as a derivative liability. See Note 5 for detail disclosure of the derivative liability.

The redeemable preferred stock has been classified as mezzanine equity, and initially recognized at fair value of $3,138,000, the proceeds on the date of issuance. This amount has been further reduced by $497,606 the fair value of the embedded derivative liability at date of issuance, resulting in an adjusted initial carrying value of $2,640,394.

Levo is accreting the difference between the adjusted carrying initial value and the redemption price value over the seven-year period from date of issuance of August 4, 2021 through July 4, 2028 (the date at which the preferred shareholders have the unconditional right to redeem the shares, deemed to be the earliest likely redemption date) using the effective interest method. The accretion to the carrying value of the redeemable preferred stock is treated as a deemed dividend, recorded as a charge to retained earnings of Levo. As of December 31, 2022, Levo has accreted $645,866 resulting in the carrying value of the redeemable preferred stock of $3,547,765.

The following table summarizes Levo non-controlling interests presented as a separate component of stockholders’ equity on the Company’s consolidated balance sheets:

	December 31, 2022	December 31, 2021
Add: net loss attributable to non-controlling interests	$(538,841)	(2,138,272)
Less: dividends paid or accrued to non-controlling interests	263,846	101,856
Less: Preferred share accretion adjustment	645,866	261,505
Non-controlling interests	$(1,448,553)	$(2,501,633)

The following table summarizes Levo non-controlling interests presented as a separate component of the Company’s consolidated statements of operations:

	December 31, 2022	December 31, 2021
Net loss attributable to non-controlling interests	$(538,841)	$(2,138,272)

Redeemable Non-controlling Interest Reconciliation — Mezzanine Equity

	December 31, 2022	December 31, 2021
Beginning balance	$2,901,899	$—
Beginning redemption value (at fair value)	—	3,138,000
Less: Non-controlling redeemable preferred shares – embedded derivatives	—	497,606
Adjusted initial carrying value	2,901,899	2,640,394
Preferred share accretion adjustment	645,866	261,505
Ending balance	$3,547,765	$2,901,899

Profits Interests Units (Class D Incentive Units)

In April 2022, Levo issued Class D Incentive Units to certain key employees in the form of profits interests within the meaning of the Internal Revenue Service (“Profits Interests”). Any future distributions under the Profits Interests will only occur once distributions made to all other member units exceed a threshold amount. The Company performed an analysis of the key features of the Profits Interests to determine whether the nature of the Profits Interests are (a) an equity award which should be accounted for under ASC 718, Compensation — Stock Compensation or (b) a bonus arrangement which should be accounted for under ASC 710, Compensation — General. Based on the features of the Profits Interests, the awards are considered stock compensation to be accounted for as equity. Accordingly, compensation expense for the Profits Interests will be recognized over the vesting period of the awards.

Subject to the grantee not incurring a termination prior to the applicable vesting date, the Incentive Units vest as follows: (i) 80% of the Incentive Units will vest in equal 25% installments on each of the first four (4) anniversaries of the grant date (such that 80% of the total number of Incentive Units issued to the grantee hereunder will be vested on the fourth anniversary of the Grant Date) and (ii) the remaining 20% of the Incentive Units will vest upon a Change of Control. Therefore, the expenses recorded will only reflect the 80% vesting portion.

During the year ended December 31, 2022, the Company recorded compensation expense, included in selling, general, and administrative, under the Profits Interests of $445,479.

The Company uses the Monte Carlo Simulation model to estimate the fair value of Class D Incentive Units. Fair value is estimated at the date of grant for employee and nonemployee options. The following assumptions were used in the Monte Carlo Simulation model to calculate the fair value of Class D Incentive Units granted for the year ended December 31, 2022.

Class D Units
Expected life of Class D Incentive Units (in years)(1)	5.5
Risk-free interest rate(2)	3.02%
Volatility(3)	69.50%

____________

(1)      The expected life of options is the average of the contractual term of the Class D Incentive Units and the vesting period.

(2)      The risk-free interest rate is based on the yields on U.S. Treasury debt securities with maturities approximating the estimated life of the options.

(3)      Volatility is estimated by management. As the Company has been a private company for most of its existence, there is not enough historical volatility data related to the Company’s Common stock as a public entity. Therefore, this estimate is based on the average volatility of certain public company peers within the Company’s industry.

A summary of the status of the Company’s Class D Incentive Units as of December 31, 2021, and changes during year ended December 31, 2022, is presented below:

	Shares	Weighted- Average Grant Date Fair Value ($)
Nonvested at December 31, 2021	—	—
Granted	250,000	13.28
Vested	—	—
Cancelled	—	—
Nonvested and Outstanding at December 31, 2022	250,000	13.28

As of December 31, 2022, there was $1,991,555 of total unrecognized compensation cost related to nonvested Class D Incentive Units. The Company expects to recognize this compensation cost over a remaining weighted-average period of approximately 3.3 years.